Commitments (Table)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year Ended December 31,

2020	$274,035
2021	234,340
2022	144,544
2023	3,734

$656,653